SIMPSON THACHER & BARTLETT LLP

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212-455-3080	RNORMAN@STBLAW.COM

May 6, 2005

VIA FEDERAL EXPRESS AND EDGAR

Re:	New Skies Satellites Holdings Ltd.
Amendment No. 4 to the Registration Statement on Form S-1
File No.: 333-122322

Larry Spirgel
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Mr. Spirgel:

On behalf of New Skies Satellites Holdings Ltd. (the “Company”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated May 4, 2005 (the “comment letter”) relating to the above-referenced Amendment No. 4 to the Registration Statement on Form S-1 filed on May 3, 2005 (the “Registration Statement”).  We have revised the Registration Statement in response to the Staff’s comments and are filing concurrently with this letter Amendment No. 5 to the Registration Statement (“Amendment No. 5”), which reflects these revisions and updates a limited amount of other information.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter.  Page references in the text of this letter correspond to the pages of Amendment No. 5.

Risk Factors, page 17

The loss of customers, particularly our large customers, may reduce..., page 28

1.                                       We note your revisions in management’s discussion and analysis on page 74, and elsewhere, of the amount of your contracted backlog that relates to non-cancelable obligations, from 93% to 8%. Please revise this risk factor to address that a significantly larger percentage of your contracted backlog relates to cancelable obligations. Please also tell us in your response letter how this revised percentage affects your disclosure in the assumptions and considerations section beginning on page 47, particularly since you state in the first bulleted point on that page that a “substantial” portion of your contracted backlog relates to non-cancelable agreements and that this was one consideration you had in determining your dividend policy.

                The Company supplementally notes that it erroneously changed the amount of its contracted backlog that relates to non-cancelable obligations from 93% to 8%.  The Company has revised the disclosure on pages 74, 98 and 105 in response to the Staff’s comment.

March 31, 2005 Consolidated Balance Sheet, page F-3

2.                                       We note on page F-26 that the $30 million placed in escrow will be included as part of the satellite performance incentives to be paid over the contractual design life. In light of this disclosure and management’s projection that NSS-8 will be available to enter commercial service in mid-2006, we do not understand your basis in GAAP for reporting the restricted cash as a current asset in the balance sheet. Please reclassify the $30 million, or advise us in your response letter. Refer to the guidance in paragraph 6 of ARB 43, Chapter 3A.

                The Company has adjusted the disclosure on pages 13, 59 and 66 and F-3 in response to    the Staff’s comment.

Note 14. Subsequent Events, page F-26

3.                                       We note that you continue to refer to an independent valuation for your calculation of non-cash stock based compensation expense. While you are not required to make reference to this independent valuation, when you do, you should include the consent of the expert in your Form S-1. Please revise to comply.

                The Company has removed the reference to the independent advisor on page F-26 in response to the Staff’s comment.

*              *              *

We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration.

Please call me (212-455-3080) or Bret Ganis (212-455-2411) of my firm if you wish to discuss our responses to the comment letter.

Sincerely,

/s/ Risë B. Norman
Risë B. Norman